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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file
number 811-02699
AIM Growth Series

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/09

Item 1. Schedule of Investments.

AIM Basic Value Fund Quarterly Schedule of Portfolio Holdings September 30, 2009

invescoaim.com	BVA-QTR-1 09/09	Invesco Aim Advisors, Inc.

AIM Basic Value Fund
Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—99.62%
Advertising—5.96%
Interpublic Group of Cos., Inc. (The) (b)	5,508,850	$41,426,552
Omnicom Group Inc.	1,272,806	47,017,454

		88,444,006

Asset Management & Custody Banks—2.32%
State Street Corp.	654,573	34,430,540

Brewers—1.69%
Molson Coors Brewing Co. -Class B	515,497	25,094,394

Casinos & Gaming—1.22%
International Game Technology	845,750	18,166,710

Communications Equipment—2.32%
Nokia Corp. -ADR (Finland)	2,351,253	34,375,319

Computer Hardware—3.41%
Dell Inc. (b)	3,321,212	50,681,695

Construction Materials—2.10%
Cemex S.A.B. de C.V. -ADR (Mexico)(b)	2,414,825	31,199,539

Consumer Finance—4.94%
American Express Co.	1,506,924	51,084,723
SLM Corp. (b)	2,546,561	22,206,012

		73,290,735

Data Processing & Outsourced Services—3.76%
Alliance Data Systems Corp. (b)	507,459	30,995,596
Western Union Co.	1,308,395	24,754,833

		55,750,429

Department Stores—2.23%
Kohl’s Corp. (b)	274,521	15,661,423
Nordstrom, Inc.	570,242	17,415,191

		33,076,614

Diversified Capital Markets—1.86%
UBS AG (Switzerland)(b)	1,510,741	27,661,668

Education Services—0.44%
Apollo Group, Inc. -Class A (b)	87,706	6,461,301

Electronic Manufacturing Services—4.70%
Flextronics International Ltd. (Singapore)(b)	4,229,034	31,548,593

	Shares	Value
Electronic Manufacturing Services—(continued)
Tyco Electronics Ltd. (Switzerland)	1,715,435	$38,219,892

		69,768,485

General Merchandise Stores—2.55%
Target Corp.	810,001	37,810,847

Home Improvement Retail—1.82%
Home Depot, Inc. (The)	1,014,824	27,034,911

Hotels, Resorts & Cruise Lines—1.22%
Marriott International, Inc. -Class A	654,957	18,070,264

Household Appliances—1.37%
Whirlpool Corp.	290,876	20,349,685

Human Resource & Employment Services—3.37%
Robert Half International, Inc.	1,999,479	50,026,965

Industrial Conglomerates—2.09%
Tyco International Ltd.	900,756	31,058,067

Industrial Machinery—5.01%
Illinois Tool Works Inc.	895,854	38,261,924
Ingersoll-Rand PLC (Ireland)	1,178,701	36,150,760

		74,412,684

Investment Banking & Brokerage—2.47%
Morgan Stanley	1,185,173	36,598,142

Life Sciences Tools & Services—1.92%
Waters Corp. (b)	511,219	28,556,693

Managed Health Care—5.93%
Aetna Inc.	1,319,764	36,729,032
UnitedHealth Group Inc.	2,052,005	51,382,205

		88,111,237

Movies & Entertainment—0.97%
Walt Disney Co. (The)	524,238	14,395,575

Oil & Gas Drilling—0.67%
Transocean Ltd. (b)	117,018	10,008,550

Oil & Gas Equipment & Services—3.36%
Halliburton Co.	910,603	24,695,553
Weatherford International Ltd. (b)	1,214,163	25,169,599

		49,865,152

Other Diversified Financial Services—6.68%
Bank of America Corp.	2,565,782	43,413,032

See accompanying notes which are an integral part of this schedule.

AIM Basic Value Fund

	Shares	Value
Other Diversified Financial Services—(continued)
Citigroup Inc.	2,157,910	$10,444,284
JPMorgan Chase & Co.	1,034,131	45,315,620

		99,172,936

Packaged Foods & Meats—1.10%
Unilever N.V. (Netherlands)	567,768	16,390,044

Pharmaceuticals—0.96%
Sanofi-Aventis S.A. (France)	194,822	14,297,598

Property & Casualty Insurance—4.10%
XL Capital Ltd. -Class A	3,490,317	60,940,935

Regional Banks—1.82%
Fifth Third Bancorp	2,662,651	26,972,655

Semiconductor Equipment—8.53%
ASML Holding N.V. (Netherlands)	2,785,950	82,155,882
KLA-Tencor Corp.	1,239,321	44,442,051

		126,597,933

Specialized Finance—2.97%
Moody’s Corp.	2,155,574	44,103,044

Systems Software—3.76%
CA, Inc.	947,505	20,835,635
Microsoft Corp.	1,349,384	34,935,552

		55,771,187

Total Common Stocks & Other Equity Interests (Cost $1,330,915,583)		1,478,946,539

Money Market Funds—1.40%
Liquid Assets Portfolio-Institutional Class (c)	10,417,337	10,417,337
Premier Portfolio-Institutional Class (c)	10,417,337	10,417,337

Total Money Market Funds (Cost $20,834,674)		20,834,674

TOTAL INVESTMENTS—101.02% (Cost $1,351,750,257)		1,499,781,213

OTHER ASSETS LESS LIABILITIES—(1.02)%		(15,120,591)

NET ASSETS—100.00%		$1,484,660,622

Investment Abbreviations:
ADR — American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.
See accompanying notes which are an integral part of this schedule.

AIM Basic Value Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Basic Value Fund
A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM Basic Value Fund
E.	Foreign Currency Translations — (continued)
recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,417,625,331	$82,155,882	$—	$1,499,781,213

AIM Basic Value Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $173,355,762 and $398,111,339 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$248,125,453
Aggregate unrealized (depreciation) of investment securities	(172,930,305)

Net unrealized appreciation of investment securities	$75,195,148

Cost of investments for tax purposes is $1,424,586,065.

AIM Allocation Funds
AIM Conservative Allocation Fund
AIM Growth Allocation Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
Quarterly Schedule of Portfolio Holdings September 30, 2009

invescoaim.com	AAS-QTR-1 09/09	Invesco Aim Advisors, Inc.

AIM Allocation Funds
Schedule of Investments
September 30, 2009
(Unaudited)
AIM Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers—100.09%(a)

					Change in
					Unrealized
	% of	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Net Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—21.03%
AIM Balanced-Risk Allocation Fund(b)	6.03%	$—	$7,886,985	$(319,182)	$564,715	$8,379	$—	757,998	$8,140,897
AIM Charter Fund	3.70%	5,032,706	773,929	(1,943,701)	1,366,828	(238,412)	—	337,026	4,991,350
AIM Large Cap Basic Value Fund	1.92%	1,824,951	386,964	(372,489)	1,122,376	(368,685)	—	280,640	2,593,117
AIM Large Cap Growth Fund(b)	1.84%	2,310,638	386,964	(635,109)	560,939	(143,635)	—	247,732	2,479,797
AIM Multi-Sector Fund	1.85%	2,029,670	386,964	(493,707)	818,323	(240,625)	—	126,294	2,500,625
AIM Structured Growth Fund	1.84%	2,133,649	386,964	(542,297)	711,228	(206,661)	—	301,321	2,482,883
AIM Structured Value Fund	1.87%	2,435,937	386,964	(647,693)	672,000	(331,258)	—	309,846	2,515,950
AIM Trimark Endeavor Fund	1.98%	2,210,363	386,964	(1,011,024)	1,767,377	(689,116)	—	206,395	2,664,564

Total Domestic Equity Funds		17,977,914	10,982,698	(5,965,202)	7,583,786	(2,210,013)	—		28,369,183

Fixed-Income Funds—64.19%
AIM Core Bond Fund	21.98%	27,391,315	5,192,195	(3,303,570)	1,078,269	(705,754)	1,099,904	3,400,511	29,652,455
AIM Floating Rate Fund	7.41%	6,617,876	2,047,425	(1,134,966)	2,980,926	(504,775)	396,010	1,378,304	10,006,486
AIM International Total Return Fund	4.11%	5,320,375	807,436	(908,789)	286,979	37,028	63,384	477,025	5,543,029
AIM Limited Maturity Treasury Fund	7.52%	11,226,052	1,577,432	(2,610,162)	(164,996)	121,959	89,326	966,694	10,150,285
AIM Short Term Bond Fund	23.17%	30,714,818	5,548,299	(4,985,312)	787,924	(806,130)	1,083,984	3,639,069	31,259,599

Total Fixed-Income Funds		81,270,436	15,172,787	(12,942,799)	4,969,102	(1,857,672)	2,732,608		86,611,854

Foreign Equity Funds—2.66%
AIM International Core Equity Fund	2.66%	2,205,760	942,836	(287,407)	862,298	(138,517)	—	339,485	3,584,970

Real Estate Funds—2.83%
AIM Select Real Estate Income Fund	2.83%	2,188,640	1,202,301	(288,503)	909,966	(193,185)	87,897	562,477	3,819,219

Money Market Funds—9.38%
Liquid Assets Portfolio	9.38%	13,717,236	1,941,637	(3,001,558)	—	—	66,922	12,657,315	12,657,315

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $144,218,931)	100.09%	$117,359,986	$30,242,259	$(22,485,469)	$14,325,152	$(4,399,387)	$2,887,427		$135,042,541

OTHER ASSETS LESS LIABILITIES	(0.09)%								(122,310)

NET ASSETS	100.00%								$134,920,231

See accompanying notes which are an integral part of this schedule.

AIM Allocation Funds
Schedule of Investments—(continued)
September 30, 2009
(Unaudited)
AIM Growth Allocation Fund
Schedule of Investments in Affiliated Issuers—100.12%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—64.58%
AIM Balanced-Risk Allocation Fund(b)	18.60%	$—	$84,599,150	$(3,151,547)	$6,019,550	$53,617	$—	8,149,047	$87,520,770
AIM Dynamics Fund(b)	3.61%	18,111,010	404,969	(6,681,959)	8,471,645	(3,330,835)	—	967,227	16,974,830
AIM Large Cap Basic Value Fund	6.38%	28,500,724	708,641	(8,612,643)	17,584,571	(8,163,664)	—	3,248,661	30,017,629
AIM Large Cap Growth Fund(b)	7.00%	41,934,856	873,196	(15,767,144)	9,736,984	(3,853,433)	—	3,289,157	32,924,459
AIM Multi-Sector Fund	8.78%	45,769,872	1,012,422	(15,876,876)	19,836,170	(9,417,738)	—	2,087,063	41,323,850
AIM Small Cap Growth Fund	7.04%	40,872,332	809,965	(18,094,559)	20,312,331	(10,772,028)	—	1,460,672	33,128,041
AIM Structured Growth Fund	6.99%	38,619,388	809,993	(13,841,748)	12,348,860	(5,069,996)	—	3,988,653	32,866,497
AIM Structured Value Fund	6.18%	38,697,900	708,641	(13,890,791)	10,222,277	(6,663,485)	—	3,580,609	29,074,542

Total Domestic Equity Funds		252,506,082	89,926,977	(95,917,267)	104,532,388	(47,217,562)	—		303,830,618

Fixed-Income Funds—5.19%
AIM High Yield Fund	5.19%	23,340,924	2,488,973	(8,447,325)	9,792,435	(2,746,645)	2,042,914	6,361,553	24,428,362

Foreign Equity Funds—25.11%
AIM International Core Equity Fund	12.59%	49,769,463	1,115,148	(4,375,191)	14,184,226	(1,468,689)	—	5,608,424	59,224,957
AIM International Growth Fund	12.52%	49,464,182	1,115,149	(4,749,509)	13,267,881	(199,402)	—	2,455,118	58,898,301

Total Foreign Equity Funds		99,233,645	2,230,297	(9,124,700)	27,452,107	(1,668,091)	—		118,123,258

Real Estate Funds—5.24%
AIM Global Real Estate Fund	5.24%	17,440,711	3,816,050	(1,254,655)	5,817,116	(1,153,212)	228,490	2,704,606	24,666,010

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $567,260,255)	100.12%	$392,521,362	$98,462,297	$(114,743,947)	$147,594,046	$(52,785,510)	$2,271,404		$471,048,248

OTHER ASSETS LESS LIABILITIES	(0.12)%								(553,865)

NET ASSETS	100.00%								$470,494,383

See accompanying notes which are an integral part of this schedule.

AIM Allocation Funds
Schedule of Investments—(continued)
September 30, 2009
(Unaudited)
AIM Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers—100.12%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—40.14%
AIM Balanced-Risk Allocation Fund(b)	11.34%	$—	$59,210,408	$(1,459,288)	$4,265,564	$36,816	$—	5,777,793	$62,053,500
AIM Capital Development Fund(b)	2.88%	15,576,350	208,211	(4,535,938)	7,543,794	(3,025,980)	—	1,149,995	15,766,437
AIM Large Cap Basic Value Fund	3.65%	17,479,269	260,232	(3,551,630)	8,981,824	(3,169,650)	—	2,164,507	20,000,045
AIM Large Cap Growth Fund(b)	4.37%	28,177,602	325,359	(8,578,184)	5,539,776	(1,524,819)	—	2,391,582	23,939,734
AIM Mid Cap Basic Value Fund	3.19%	14,554,769	208,230	(6,414,421)	14,979,418	(5,877,174)	—	1,689,334	17,450,822
AIM Multi-Sector Fund	3.52%	19,672,129	260,232	(5,155,097)	6,071,169	(1,580,707)	—	973,118	19,267,726
AIM Structured Growth Fund	4.38%	25,937,684	325,358	(7,244,778)	7,796,920	(2,865,890)	—	2,906,468	23,949,294
AIM Structured Value Fund	3.54%	23,778,905	260,232	(6,908,008)	5,732,171	(3,490,384)	—	2,385,827	19,372,916
AIM Trimark Small Companies Fund	3.27%	18,273,798	208,230	(6,543,229)	10,441,947	(4,510,571)	—	1,426,191	17,870,175

Total Domestic Equity Funds		163,450,506	61,266,492	(50,390,573)	71,352,583	(26,008,359)	—		219,670,649

Fixed-Income Funds—39.05%
AIM Core Bond Fund	21.90%	142,724,495	6,500,085	(29,733,855)	6,002,542	(5,664,480)	5,082,766	13,741,833	119,828,787
AIM Floating Rate Fund	3.03%	14,097,430	969,099	(3,155,903)	6,070,283	(1,371,465)	748,262	2,287,802	16,609,444
AIM High Yield Fund	9.37%	45,195,784	4,562,667	(12,310,256)	18,044,138	(4,225,943)	4,008,068	13,350,623	51,266,390
AIM International Total Return Fund	2.45%	16,596,214	323,199	(4,175,973)	499,459	151,539	169,144	1,152,705	13,394,438
AIM Short Term Bond Fund	2.30%	16,002,286	660,712	(4,009,739)	489,848	(567,093)	506,657	1,464,030	12,576,014

Total Fixed-Income Funds		234,616,209	13,015,762	(53,385,726)	31,106,270	(11,677,442)	10,514,897		213,675,073

Foreign Equity Funds—17.62%
AIM International Core Equity Fund	10.09%	42,778,482	4,956,763	(3,538,909)	12,676,570	(1,632,752)	—	5,231,075	55,240,154
AIM International Growth Fund	7.53%	31,888,904	3,525,778	(2,759,190)	8,841,276	(295,147)	—	1,717,450	41,201,621

Total Foreign Equity Funds		74,667,386	8,482,541	(6,298,099)	21,517,846	(1,927,899)	—		96,441,775

Real Estate Funds—3.31%
AIM Real Estate Fund	3.31%	11,868,490	4,512,967	(946,941)	3,703,843	(1,028,903)	320,388	1,100,210	18,109,456

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $634,824,595)	100.12%	$484,602,591	$87,277,762	$(111,021,339)	$127,680,542	$(40,642,603)	$10,835,285		$547,896,953

OTHER ASSETS LESS LIABILITIES	(0.12)%								(654,774)

NET ASSETS	100.00%								$547,242,179

See accompanying notes which are an integral part of this schedule.

AIM Allocation Funds
Schedule of Investments—(continued)
September 30, 2009
(Unaudited)
AIM Moderate Growth Allocation Fund
Schedule of Investments in Affiliated Issuers—100.22%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—54.05%
AIM Balanced-Risk Allocation Fund(b)	15.47%	$—	$51,415,758	$(1,312,556)	$3,696,878	$24,953	$—	5,011,642	$53,825,033
AIM Dynamics Fund(b)	3.25%	11,381,428	364,834	(3,739,058)	5,443,269	(2,148,248)	—	644,001	11,302,225
AIM Large Cap Basic Value Fund	5.11%	15,936,847	567,520	(4,093,978)	9,447,251	(4,087,643)	—	1,923,160	17,769,997
AIM Large Cap Growth Fund(b)	5.76%	24,150,229	668,795	(8,255,236)	5,468,991	(1,994,207)	—	2,001,855	20,038,572
AIM Mid Cap Basic Value Fund	3.97%	11,837,192	405,371	(5,862,656)	12,780,114	(5,324,230)	—	1,339,380	13,835,791
AIM Multi-Sector Fund	5.27%	19,179,508	608,057	(5,884,561)	8,284,894	(3,844,807)	—	926,419	18,343,091
AIM Small Cap Equity Fund	4.51%	20,117,872	527,084	(7,745,233)	7,182,825	(4,385,464)	—	1,628,328	15,697,084
AIM Structured Growth Fund	5.76%	22,247,329	668,829	(7,144,976)	8,292,745	(4,013,669)	—	2,433,284	20,050,258
AIM Structured Value Fund	4.95%	21,612,776	567,520	(7,037,990)	5,905,127	(3,833,977)	—	2,119,884	17,213,456

Total Domestic Equity Funds		146,463,181	55,793,768	(51,076,244)	66,502,094	(29,607,292)	—		188,075,507

Fixed-Income Funds—19.88%
AIM Core Bond Fund	9.50%	40,194,993	2,343,652	(9,540,330)	1,707,664	(1,650,418)	1,431,641	3,790,775	33,055,561
AIM High Yield Fund	10.38%	32,574,440	3,805,749	(10,239,797)	13,252,220	(3,257,603)	2,893,739	9,410,159	36,135,009

Total Fixed-Income Funds		72,769,433	6,149,401	(19,780,127)	14,959,884	(4,908,021)	4,325,380		69,190,570

Foreign Equity Funds—22.10%
AIM International Core Equity Fund	11.08%	30,594,639	2,102,972	(2,132,765)	9,434,047	(1,442,598)	—	3,651,164	38,556,295
AIM International Growth Fund	11.02%	30,407,077	1,934,737	(2,208,841)	9,104,895	(894,858)	—	1,598,291	38,343,010

Total Foreign Equity Funds		61,001,716	4,037,709	(4,341,606)	18,538,942	(2,337,456)	—		76,899,305

Real Estate Funds—4.19%
AIM Global Real Estate Fund	4.19%	9,752,812	2,842,803	(696,782)	3,389,231	(691,493)	132,800	1,600,501	14,596,571

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $417,637,169)	100.22%	$289,987,142	$68,823,681	$(75,894,759)	$103,390,151	$(37,544,262)	$4,458,180		$348,761,953

OTHER ASSETS LESS LIABILITIES	(0.22)%								(771,812)

NET ASSETS	100.00%								$347,990,141

See accompanying notes which are an integral part of this schedule.

AIM Allocation Funds
Schedule of Investments—(continued)
September 30, 2009
(Unaudited)
AIM Moderately Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers—100.03%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—30.82%
AIM Balanced-Risk Allocation Fund(b)	8.74%	$—	$8,010,927	$(311,634)	$567,850	$5,374	$—	770,253	$8,272,517
AIM Capital Development Fund(b)	1.85%	1,494,039	150,425	(377,060)	772,836	(294,238)	—	127,352	1,746,002
AIM Large Cap Basic Value Fund	4.22%	3,043,745	338,731	(520,802)	1,738,108	(608,042)	—	432,006	3,991,740
AIM Large Cap Growth Fund(b)	4.04%	3,871,241	338,731	(1,017,405)	1,012,796	(386,247)	—	381,530	3,819,116
AIM Mid Cap Basic Value Fund	2.04%	1,404,304	150,425	(581,240)	1,472,799	(516,986)	—	186,767	1,929,302
AIM Multi-Sector Fund	1.80%	1,510,217	150,425	(339,068)	613,999	(228,034)	—	86,239	1,707,539
AIM Structured Growth Fund	4.04%	3,572,634	338,731	(850,128)	1,244,917	(483,723)	—	463,887	3,822,431
AIM Structured Value Fund	4.09%	4,080,722	338,731	(1,028,074)	1,165,202	(687,029)	—	476,546	3,869,552

Total Domestic Equity Funds		18,976,902	9,817,126	(5,025,411)	8,588,507	(3,198,925)	—		29,158,199

Fixed-Income Funds—58.69%
AIM Core Bond Fund	22.07%	21,015,416	2,544,315	(2,877,571)	885,793	(692,154)	807,694	2,394,014	20,875,799
AIM Floating Rate Fund	5.18%	3,551,378	612,842	(529,476)	1,508,879	(243,828)	202,618	674,903	4,899,795
AIM High Yield Fund	4.26%	3,045,426	584,103	(606,530)	1,248,427	(237,162)	288,216	1,050,590	4,034,264
AIM International Total Return Fund	3.51%	3,491,465	298,262	(647,580)	163,697	17,286	39,364	285,984	3,323,130
AIM Short Term Bond Fund	11.32%	11,532,206	1,278,000	(2,077,902)	313,896	(341,581)	390,346	1,246,172	10,704,619
AIM U.S. Government Fund	12.35%	14,410,483	1,418,314	(3,752,162)	(492,517)	98,775	456,688	1,305,351	11,682,893

Total Fixed-Income Funds		57,046,374	6,735,836	(10,491,221)	3,628,175	(1,398,664)	2,184,926		55,520,500

Foreign Equity Funds—7.76%
AIM International Core Equity Fund	5.18%	3,283,069	950,681	(294,828)	1,201,063	(237,453)	—	464,255	4,902,532
AIM International Growth Fund	2.58%	1,630,998	469,564	(151,956)	576,302	(88,248)	—	101,570	2,436,660

Total Foreign Equity Funds		4,914,067	1,420,245	(446,784)	1,777,365	(325,701)	—		7,339,192

Real Estate Funds—2.76%
AIM Select Real Estate Income Fund	2.76%	1,629,342	660,651	(148,570)	579,493	(108,794)	61,516	384,701	2,612,122

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $105,177,259)	100.03%	$82,566,685	$18,633,858	$(16,111,986)	$14,573,540	$(5,032,084)	$2,246,442		$94,630,013

OTHER ASSETS LESS LIABILITIES	(0.03)%								(30,135)

NET ASSETS	100.00%								$94,599,878

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.

(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
See accompanying notes which are an integral part of this schedule.

AIM Allocation Funds
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
          Each Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Aim Advisors, Inc.
A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of

AIM Allocation Funds
A. Security Valuations—(continued)
strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Investments in Securities
	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total
AIM Conservative Allocation Fund	$135,042,541	$—	$—	$135,042,541
AIM Growth Allocation Fund	471,048,248	—	—	471,048,248
AIM Moderate Allocation Fund	547,896,953	—	—	547,896,953
AIM Moderate Growth Allocation Fund	348,761,953	—	—	348,761,953
AIM Moderately Conservative Allocation Fund	94,630,013	—	—	94,630,013

AIM Allocation Funds
NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At September 30, 2009
	For the nine months ended					Net Unrealized
	September 30, 2009*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)
AIM Conservative Allocation Fund	$28,300,622	$19,483,911	$147,194,518	$1,529,911	$(13,681,888)	$(12,151,977)
AIM Growth Allocation Fund	98,462,297	114,743,947	571,961,815	6,020,792	(106,934,359)	(100,913,567)
AIM Moderate Allocation Fund	87,277,762	111,021,339	642,457,061	5,745,065	(100,305,173)	(94,560,108)
AIM Moderate Growth Allocation Fund	68,823,681	75,894,759	423,056,104	3,697,785	(77,991,936)	(74,294,151)
AIM Moderately Conservative Allocation Fund	18,633,858	16,111,986	107,086,982	1,329,971	(13,786,940)	(12,456,969)

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

AIM Global Equity Fund Quarterly Schedule of Portfolio Holdings September 30, 2009

invescoaim.com	GEQ-QTR-1 09/09	Invesco Aim Advisors, Inc.

AIM Global Equity Fund
Schedule of Investments
September 30, 2009
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—96.89%
Australia—3.48%
BHP Billiton Ltd.	54,872	$1,813,946
Westfield Group	106,892	1,302,045
Westpac Banking Corp.	156,117	3,598,145

		6,714,136

Belgium—2.66%
Delhaize Group	61,561	4,273,705
Dexia S.A. (a)	92,932	856,762

		5,130,467

Bermuda—1.81%
Allied World Assurance Co. Holdings, Ltd.	8,400	402,612
Arch Capital Group Ltd. (a)	32,390	2,187,621
PartnerRe Ltd.	11,700	900,198

		3,490,431

Canada—2.39%
Barrick Gold Corp.	4,700	178,029
Biovail Corp.	30,300	468,543
Brookfield Asset Management Inc. — Class A	45,400	1,029,520
First Quantum Minerals Ltd.	24,500	1,602,179
Royal Bank of Canada	21,500	1,151,473
Thompson Creek Metals Co., Inc. (a)	15,600	188,466

		4,618,210

Denmark—2.33%
A P Moller — Maersk A.S. -Class B	220	1,522,602
Novo Nordisk A.S. -Class B	47,402	2,977,340

		4,499,942

Finland—1.54%
Nokia Corp.	202,845	2,969,235

France—2.15%
Axa S.A.	44,842	1,213,978
BNP Paribas	21,669	1,731,353
BNP Paribas -Rts. (a)	21,669	46,930
Bouygues S.A.	18,586	947,259
Sanofi-Aventis S.A.	2,938	215,614

		4,155,134

Germany—3.28%
Bayerische Motoren Werke AG	24,443	1,179,929
Deutsche Bank AG	3,381	259,480
Deutsche Lufthansa AG	81,615	1,449,004
E.ON AG	13,038	553,642
Hannover Rueckversicherung AG (a)	51,224	2,348,486

	Shares	Value
Germany—(continued)
RWE AG	5,790	$538,446

		6,328,987

Greece—0.66%
National Bank of Greece S.A. (a)	22,776	823,616
Public Power Corp. S.A. (a)	20,285	453,301

		1,276,917

Hong Kong—1.15%
BOC Hong Kong (Holdings) Ltd.	131,500	287,506
Cheung Kong (Holdings) Ltd.	153,000	1,926,511

		2,214,017

Ireland—1.42%
Kerry Group PLC -Class A	96,161	2,750,918

Italy—0.74%
Enel S.p.A.	121,731	772,671
Eni S.p.A.	26,219	656,453

		1,429,124

Japan—12.06%
Asahi Breweries, Ltd.	116,500	2,126,706
Asahi Glass Co., Ltd.	204,000	1,634,313
Astellas Pharma Inc.	63,600	2,614,944
Brother Industries, Ltd.	42,400	508,343
Canon Inc.	136,900	5,477,598
Chubu Electric Power Co., Inc.	6,500	157,747
Minebea Co., Ltd.	220,000	1,002,898
Mitsubishi UFJ Financial Group, Inc.	79,400	424,816
Nippon Electric Glass Co., Ltd.	117,000	1,059,152
Nippon Mining Holdings, Inc.	220,500	1,074,514
Nissan Motor Co., Ltd. (a)	436,700	2,933,412
Nomura Holdings, Inc. (b)	142,800	872,574
Sega Sammy Holdings Inc.	105,800	1,376,916
Takeda Pharmaceutical Co., Ltd.	34,800	1,450,206
Toyota Motor Corp.	14,700	578,647

		23,292,786

Norway—0.58%
StatoilHydro A.S.A.	50,249	1,130,024
Singapore—0.34%
Jardine Matheson Holdings Ltd.	22,000	666,488

Spain—1.33%
Banco Santander S.A.	158,450	2,559,921

Sweden—2.28%
Boliden AB	220,537	2,376,548
Nordea Bank A.B.	109,568	1,103,438
Telefonaktiebolaget LM Ericsson -Class B	92,873	932,641

		4,412,627

See accompanying notes which are an integral part of this schedule.

AIM Global Equity Fund

	Shares	Value
Switzerland—1.76%
Credit Suisse Group AG	29,826	$1,659,983
Nestle S.A.	13,480	575,005
Novartis AG	23,230	1,166,059

		3,401,047

United Kingdom—8.65%
AstraZeneca PLC	37,299	1,677,497
BHP Billiton PLC	28,955	795,845
British American Tobacco PLC	165,851	5,213,065
BT Group PLC	561,589	1,166,908
HSBC Holdings PLC	177,339	2,029,513
Ladbrokes PLC	209,305	626,937
Royal Dutch Shell PLC	22,838	651,037
Royal Dutch Shell PLC -Class B	39,876	1,107,989
Standard Chartered PLC	127,438	3,140,928
Vodafone Group PLC	136,506	306,417

		16,716,136

United States—46.28%
Aflac, Inc.	38,700	1,654,038
Amgen Inc. (a)	30,900	1,861,107
Apple Inc. (a)	3,300	611,721
Bank of New York Mellon Corp.	95,089	2,756,630
Big Lots, Inc. (a)	22,400	560,448
Brinker International, Inc.	18,700	294,151
Chevron Corp.	71,634	5,045,183
Cisco Systems, Inc. (a)	32,300	760,342
ConocoPhillips	71,880	3,246,101
Cypress Semiconductor Corp. (a)	270,700	2,796,331
D.R. Horton, Inc.	174,200	1,987,622
EMC Corp. (a)	42,000	715,680
ENSCO International Inc.	54,500	2,318,430
Exxon Mobil Corp.	114,665	7,867,166
Gap, Inc. (The)	275,828	5,902,719
General Electric Co.	60,400	991,768
Goldman Sachs Group, Inc. (The)	16,508	3,043,250
International Business Machines Corp.	52,741	6,308,351
Johnson & Johnson	26,464	1,611,393
Jones Apparel Group, Inc.	21,200	380,116
Lockheed Martin Corp.	45,736	3,571,067
McDonald’s Corp.	82,811	4,726,024
Microsoft Corp.	202,997	5,255,592
Mirant Corp. (a)	165,817	2,724,373
Navistar International Corp. (a)	24,200	905,564
Noble Corp. (a)	21,200	804,752
Northrop Grumman Corp.	23,628	1,222,749
Oshkosh Corp.	41,800	1,292,874
Pfizer Inc.	100,927	1,670,342
Procter & Gamble Co. (The)	19,337	1,119,999
Reliance Steel & Aluminum Co.	14,100	600,096
Rent-A-Center, Inc. (a)	38,400	724,992
Sepracor Inc. (a)	57,400	1,314,460
Sprint Nextel Corp. (a)	231,500	914,425
State Street Corp.	20,665	1,086,979
Temple-Inland Inc.	78,200	1,284,044
Texas Instruments Inc.	43,164	1,022,555
Tyco International Ltd.	15,700	541,336

	Shares	Value
United States — (continued)
Valeant Pharmaceuticals International (a)(b)	103,300	$2,898,598
Walter Energy, Inc.	10,800	648,648
Windstream Corp.	430,742	4,363,416

		89,405,432

Total Common Stocks & Other Equity Interests (Cost $191,793,604)		187,161,979

Money Market Funds—2.41%
Liquid Assets Portfolio-Institutional Class (c)	2,329,923	2,329,923
Premier Portfolio-Institutional Class (c)	2,329,923	2,329,923

Total Money Market Funds (Cost $4,659,846)		4,659,846

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.30%
(Cost $196,453,450)		191,821,825

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.56%
Liquid Assets Portfolio -Institutional Class (Cost $3,017,156)(c)(d)	3,017,156	3,017,156

TOTAL INVESTMENTS—100.86% (Cost $199,470,606)		194,838,981

OTHER ASSETS LESS LIABILITIES—(0.86)%		(1,661,333)

NET ASSETS—100.00%		$193,177,648

Investment Abbreviations:
Rts. — Rights
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at September 30, 2009.

(c)	The money market fund and the Fund are affiliated by having the same investment advisor.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Global Equity Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Global Equity Fund
A.	Security Valuations — (continued)
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM Global Equity Fund
E.	Foreign Currency Translations — (continued)
recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

AIM Global Equity Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$6,714,136	$—	$6,714,136
Belgium	5,130,467	—	—	5,130,467
Bermuda	3,490,431	—	—	3,490,431
Canada	4,618,210	—	—	4,618,210
Denmark	1,522,602	2,977,340	—	4,499,942
Finland	2,969,235	—	—	2,969,235
France	262,544	3,892,590	—	4,155,134
Germany	5,790,541	538,446	—	6,328,987
Greece	1,276,917	—	—	1,276,917
Hong Kong	—	2,214,017	—	2,214,017
Ireland	2,750,918	—	—	2,750,918
Italy	1,429,124	—	—	1,429,124
Japan	2,614,944	20,677,842	—	23,292,786
Norway	1,130,024	—	—	1,130,024
Singapore	—	666,488	—	666,488
Spain	2,559,921	—	—	2,559,921
Sweden	3,479,986	932,641	—	4,412,627
Switzerland	2,234,988	1,166,059	—	3,401,047
United Kingdom	14,105,285	2,610,851	—	16,716,136
United States	97,082,434	—	—	97,082,434

				194,838,981

Other Investments*	47,025	—	—	47,025

Total Investments	$152,495,596	$42,390,410	$—	$194,886,006

*	Other Investments include futures, which are included at unrealized appreciation.

AIM Global Equity Fund
NOTE 3 — Derivative Investments
Open Futures Contracts at Period-End

				Unrealized
	Number of	Month/		Appreciation
Contract	Contracts	Commitment	Value	(Depreciation)

CME E-mini S&P 500 Index	61	December-09/Long	$3,211,345	$28,670
Dow Jones EURO STOXX 50 Index	36	December-09/Long	1,505,105	24,868
FTSE 100 Index	6	December-09/Long	488,235	10,155
NIKKEI 225 Index	13	December-09/Long	731,499	(16,668)

Total			$5,936,184	$47,025

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $94,915,672 and $120,997,592, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$19,618,505
Aggregate unrealized (depreciation) of investment securities	(25,300,602)

Net unrealized appreciation (depreciation) of investment securities	$(5,682,097)

Cost of investments for tax purposes is $200,521,078.

AIM Income Allocation Fund
Quarterly Schedule of Portfolio Holdings September 30, 2009

invescoaim.com	INCAL-QTR-1 09/09	Invesco Aim Advisors, Inc.

AIM Income Allocation Fund
Schedule of Investments
September 30, 2009
(Unaudited)
AIM Income Allocation Fund
Schedule of Investments in Affiliated Issuers—99.95%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—23.19%
AIM Diversified Dividend Fund	15.48%	$9,764,054	$1,947,647	$(1,482,117)	$2,457,321	$(878,527)	$184,233	1,135,421	$11,808,378
AIM Utilities Fund	7.71%	4,947,975	1,456,899	(773,852)	486,669	(239,986)	130,662	430,286	5,877,705

Total Domestic Equity Funds		14,712,029	3,404,546	(2,255,969)	2,943,990	(1,118,513)	314,895		17,686,083

Fixed-Income Funds—64.09%
AIM Core Bond Fund	16.81%	14,066,066	1,332,832	(2,661,691)	701,318	(617,585)	520,183	1,470,291	12,820,940
AIM Floating Rate Fund	7.14%	4,262,242	611,746	(903,668)	1,862,687	(391,156)	235,139	749,566	5,441,851
AIM High Yield Fund	14.68%	9,122,687	1,488,028	(2,317,412)	3,777,217	(875,942)	837,908	2,915,255	11,194,578
AIM Income Fund	8.40%	6,453,158	718,260	(940,774)	544,400	(367,473)	319,121	1,340,496	6,407,571
AIM International Total Return Fund	4.94%	4,303,298	278,916	(1,010,912)	163,854	30,497	46,730	324,067	3,765,653
AIM Short Term Bond Fund	5.57%	4,971,157	441,408	(1,147,528)	167,048	(184,972)	162,786	494,425	4,247,113
AIM U.S. Government Fund	6.55%	6,707,209	530,611	(2,058,081)	(226,654)	39,476	205,551	557,828	4,992,561

Total Fixed-Income Funds		49,885,817	5,401,801	(11,040,066)	6,989,870	(2,367,155)	2,327,418		48,870,267

Foreign Equity Funds—5.09%
AIM International Core Equity Fund	5.09%	2,792,639	781,375	(460,152)	1,098,122	(331,262)	—	367,493	3,880,722

Real Estate Funds—7.58%
AIM Select Real Estate Income Fund	7.58%	3,875,393	1,526,862	(646,206)	1,481,000	(454,118)	140,897	851,683	5,782,931

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $86,552,638)	99.95%	$71,265,878	$11,114,584	$(14,402,393)	$12,512,982	$(4,271,048)	$2,783,210		$76,220,003

OTHER ASSETS LESS LIABILITIES	0.05%								37,221

NET ASSETS	100.00%								$76,257,224

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

AIM Income Allocation Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Aim Advisors, Inc.
A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political

AIM Income Allocation Fund
A.	Security Valuations — (continued)
and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total
Equity Securities	$76,220,003	$—	$—	$76,220,003

AIM Income Allocation Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $11,114,584 and $14,402,393, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$596,009
Aggregate unrealized (depreciation) of investment securities	(12,800,478)

Net unrealized appreciation (depreciation) of investment securities	$(12,204,469)

Cost of investments for tax purposes is $88,424,472.

AIM Balanced-Risk Retirement Now Fund
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
Quarterly Schedule of Portfolio Holdings September 30, 2009
Effective November 4, 2009, the AIM Independence Funds were renamed AIM Balanced-Risk Retirement Funds.

invescoaim.com	ABRR-QTR-1 09/09	Invesco Aim Advisors, Inc.

AIM Balanced-Risk Retirement Funds
Schedule of Investments
September 30, 2009
(Unaudited)
AIM Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers—100.34%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—27.03%
AIM Diversified Dividend Fund	4.64%	$62,454	$42,137	$(16,007)	$22,743	$(8,693)	$1,460	9,868	$102,634
AIM Structured Growth Fund	2.80%	32,501	28,958	(9,997)	16,819	(6,314)	—	7,520	61,967
AIM Structured Value Fund	2.82%	37,200	27,248	(9,997)	14,238	(6,314)	—	7,681	62,375
AIM Trimark Small Companies Fund	0.91%	9,943	7,137	(2,792)	7,264	(1,475)	—	1,602	20,077
PowerShares Dynamic Large Cap Growth Portfolio — ETF	2.64%	36,359	20,285	(8,847)	14,345	(3,915)	214	4,378	58,227
PowerShares Dynamic Large Cap Value Portfolio — ETF	2.71%	43,611	19,813	(8,870)	8,030	(2,650)	786	3,791	59,934
PowerShares Dynamic Small Cap Growth Portfolio — ETF	0.94%	14,740	7,441	(3,259)	3,061	(1,141)	35	1,747	20,842
PowerShares Dynamic Small Cap Value Portfolio — ETF	0.96%	14,566	7,471	(3,256)	3,438	(1,104)	119	1,748	21,115
PowerShares FTSE RAFI US 1000 Portfolio	7.17%	89,607	48,644	(21,493)	51,562	(9,736)	1,524	3,372	158,584
PowerShares FTSE RAFI US 1500 Small Mid Portfolio	1.44%	16,256	9,092	(4,073)	12,194	(1,570)	122	644	31,899

Total Domestic Equity Funds		357,237	218,226	(88,591)	153,694	(42,912)	4,260	42,351	597,654

Fixed-Income Funds—59.67%
AIM Core Bond Fund	21.57%	397,074	175,150	(100,028)	26,125	(21,473)	17,052	54,684	476,848
AIM Floating Rate Fund	6.01%	76,285	56,242	(30,929)	43,455	(12,260)	5,036	18,291	132,793
AIM High Yield Fund	2.92%	38,379	23,026	(11,337)	18,128	(3,533)	4,192	16,839	64,663
AIM International Total Return Fund	3.74%	69,947	26,875	(18,697)	4,581	(5)	927	7,117	82,701
AIM Limited Maturity Treasury Fund	2.43%	54,048	19,416	(19,515)	(946)	734	452	5,117	53,737
AIM Short Term Bond Fund	15.02%	293,846	124,446	(85,624)	12,288	(12,988)	11,056	38,645	331,968
AIM U.S. Government Fund	7.98%	183,039	67,468	(69,622)	(7,785)	3,308	6,281	19,710	176,408

Total Fixed-Income Funds		1,112,618	492,623	(335,752)	95,846	(46,217)	44,996	160,403	1,319,118

Foreign Equity Funds—6.61%
AIM International Core Equity Fund	0.83%	9,317	8,146	(2,767)	5,125	(1,386)	—	1,745	18,435
AIM International Growth Fund	2.10%	23,678	20,377	(7,073)	13,196	(3,859)	—	1,930	46,319
PowerShares FTSE RAFI Developed Markets ex-US Portfolio — ETF	2.16%	26,317	14,985	(6,505)	17,138	(4,147)	177	1,220	47,788
PowerShares International Dividend Achievers Portfolio - ETF	1.52%	19,118	12,112	(5,160)	11,055	(3,493)	542	2,473	33,632

Total Foreign Equity Funds		78,430	55,620	(21,505)	46,514	(12,885)	719	7,368	146,174

Real Estate Funds—3.36%
AIM Select Real Estate Income Fund	3.36%	36,846	35,224	(11,087)	21,123	(7,770)	1,688	10,947	74,336

Money Market Funds—3.67%
Liquid Assets Portfolio—Institutional Class	3.34%	71,405	97,453	(94,934)	—	—	326	73,923	73,924
Premier Portfolio—Institutional Class	0.33%	8,316	73,847	(74,972)	—	—	6	7,191	7,191

Total Money Market Funds		79,721	171,300	(169,906)	—	—	332	81,114	81,115

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $2,208,396)	100.34%	$1,664,852	$972,993	$(626,841)	$317,177	$(109,784)	$51,995		$2,218,397

OTHER ASSETS LESS LIABILITIES	(0.34)%								(7,563)

NET ASSETS	100.00%								$2,210,834

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

AIM Balanced-Risk Retirement Funds
Schedule of Investments
September 30, 2009
(Unaudited)
AIM Balanced-Risk Retirement 2010 Fund
Schedule of Investments in Affiliated Issuers—100.19%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—30.30%
AIM Diversified Dividend Fund	4.88%	$188,829	$171,308	$(53,472)	$78,065	$(29,839)	$4,487	34,124	$354,891
AIM Structured Growth Fund	2.97%	102,759	111,855	(33,674)	57,733	(22,779)	—	26,200	215,894
AIM Structured Value Fund	3.00%	114,864	109,402	(33,674)	49,971	(22,538)	—	26,850	218,025
AIM Trimark Small Companies Fund	1.09%	35,877	31,733	(10,751)	28,475	(6,285)	—	6,308	79,049
PowerShares Dynamic Large Cap Growth Portfolio — ETF	3.02%	103,823	96,674	(17,685)	47,250	(9,986)	737	16,547	220,076
PowerShares Dynamic Large Cap Value Portfolio — ETF	3.02%	122,838	95,310	(17,661)	27,731	(8,333)	2,663	13,908	219,885
PowerShares Dynamic Small Cap Growth Portfolio — ETF	1.17%	46,132	38,759	(7,175)	11,571	(4,214)	130	7,131	85,073
PowerShares Dynamic Small Cap Value Portfolio — ETF	1.19%	45,415	38,809	(7,188)	13,964	(4,725)	435	7,142	86,275
PowerShares FTSE RAFI US 1000 Portfolio	8.17%	252,653	239,472	(42,742)	175,467	(30,390)	5,007	12,640	594,460
PowerShares FTSE RAFI US 1500 Small Mid Portfolio	1.79%	52,277	46,145	(8,740)	46,003	(5,619)	449	2,626	130,066

Total Domestic Equity Funds		1,065,467	979,467	(232,762)	536,230	(144,708)	13,908	153,476	2,203,694

Fixed-Income Funds—57.81%
AIM Core Bond Fund	21.34%	1,106,268	744,818	(323,677)	94,325	(69,832)	50,874	177,970	1,551,902
AIM Floating Rate Fund	5.44%	193,933	196,389	(79,081)	113,891	(29,665)	13,713	54,472	395,467
AIM High Yield Fund	3.80%	153,528	128,308	(65,382)	79,575	(19,619)	16,874	71,981	276,410
AIM International Total Return Fund	3.56%	185,570	112,266	(54,419)	16,776	(1,020)	2,594	22,304	259,173
AIM Limited Maturity Treasury Fund	0.86%	26,229	44,831	(8,684)	(185)	143	339	5,936	62,334
AIM Short Term Bond Fund	12.40%	641,329	434,033	(176,085)	28,128	(25,805)	26,505	104,959	901,600
AIM U.S. Government Fund	10.41%	701,210	387,034	(315,322)	(27,310)	11,075	24,969	84,546	756,687

Total Fixed-Income Funds		3,008,067	2,047,679	(1,022,650)	305,200	(134,723)	135,868	522,168	4,203,573

Foreign Equity Funds—8.12%
AIM International Core Equity Fund	1.00%	34,368	34,856	(10,729)	20,434	(6,485)	—	6,860	72,444
AIM International Growth Fund	2.46%	86,002	85,616	(26,958)	50,333	(16,154)	—	7,454	178,839
PowerShares FTSE RAFI Developed Markets ex-US Portfolio — ETF	2.73%	84,663	77,771	(14,376)	63,359	(13,021)	678	5,065	198,396
PowerShares International Dividend Achievers Portfolio — ETF	1.93%	61,399	61,581	(11,442)	39,894	(10,686)	2,057	10,349	140,746

Total Foreign Equity Funds		266,432	259,824	(63,505)	174,020	(46,346)	2,735	29,728	590,425

Real Estate Funds—3.34%
AIM Select Real Estate Income Fund	3.34%	106,418	127,377	(34,629)	70,276	(26,349)	5,035	35,801	243,093

Money Market Funds—0.62%
Liquid Assets Portfolio-Institutional Class	0.46%	27,720	438,659	(435,939)	—	—	182	33,945	30,440
Premier Portfolio—Institutional Class	0.16%	13,751	396,384	(402,090)	—	—	62	11,551	8,045

Total Money Market Funds		41,471	835,043	(838,029)	—	—	244	45,496	38,485

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $6,975,481)	100.19%	$4,487,855	$4,249,390	$(2,191,575)	$1,085,726	$(352,126)	$157,790		$7,279,270

OTHER ASSETS LESS LIABILITIES	(0.19)%								(6,998)

NET ASSETS	100.00%								$7,272,272

Investment Abbreviations:

ETF — Exchange-Traded Fund Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

AIM Balanced-Risk Retirement Funds
Schedule of Investments
September 30, 2009
(Unaudited)
AIM Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers—100.07%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—39.57%
AIM Diversified Dividend Fund	5.50%	$497,088	$394,740	$(130,124)	$204,125	$(68,767)	$12,504	86,255	$897,062
AIM Structured Growth Fund	3.33%	274,172	251,771	(81,414)	150,695	(51,877)	—	65,940	543,347
AIM Structured Value Fund	3.36%	303,641	247,343	(81,414)	127,234	(49,256)	—	67,432	547,548
AIM Trimark Small Companies Fund	2.77%	222,855	167,049	(76,098)	188,286	(49,806)	—	36,096	452,286
PowerShares Dynamic Large Cap Growth Portfolio — ETF	3.04%	268,658	184,429	(46,232)	114,758	(25,643)	1,741	37,291	495,970
PowerShares Dynamic Large Cap Value Portfolio — ETF	3.08%	316,848	184,439	(46,059)	64,818	(16,766)	6,433	31,833	503,280
PowerShares Dynamic Small Cap Growth Portfolio — ETF	2.79%	280,305	173,740	(43,944)	67,729	(22,724)	732	38,148	455,106
PowerShares Dynamic Small Cap Value Portfolio — ETF	2.87%	278,986	176,590	(43,936)	80,928	(23,490)	2,581	38,831	469,078
PowerShares FTSE RAFI US 1000 Portfolio	8.29%	656,447	435,133	(110,882)	424,598	(52,431)	12,670	28,766	1,352,865
PowerShares FTSE RAFI US 1500 Small Mid Portfolio	4.54%	323,413	214,762	(53,174)	278,293	(22,968)	2,755	14,947	740,326

Total Domestic Equity Funds		3,422,413	2,429,996	(713,277)	1,701,464	(383,728)	39,416	445,539	6,456,868

Fixed-Income Funds—41.92%
AIM Core Bond Fund	21.19%	2,443,830	1,658,220	(697,461)	202,390	(149,451)	116,356	396,505	3,457,528
AIM Floating Rate Fund	3.44%	268,860	271,172	(102,434)	161,641	(38,083)	19,926	77,294	561,156
AIM High Yield Fund	8.41%	774,963	642,322	(358,096)	420,352	(107,393)	87,932	357,330	1,372,148
AIM International Total Return Fund	2.63%	296,042	182,832	(76,415)	29,303	(2,184)	4,543	36,968	429,578
AIM Short Term Bond Fund	3.95%	374,391	359,795	(93,007)	16,523	(12,965)	17,957	75,056	644,737
AIM U.S. Government Fund	2.30%	159,410	263,727	(44,730)	(3,907)	977	9,407	41,952	375,477

Total Fixed-Income Funds		4,317,496	3,378,068	(1,372,143)	826,302	(309,099)	256,121	985,105	6,840,624

Foreign Equity Funds—14.88%
AIM International Core Equity Fund	1.60%	131,293	110,963	(37,161)	75,046	(19,140)	—	24,715	261,001
AIM International Growth Fund	3.45%	282,494	244,418	(81,007)	167,102	(49,802)	—	23,476	563,205
PowerShares FTSE RAFI Developed Markets ex-US Portfolio — ETF	4.18%	326,745	219,106	(54,745)	230,344	(39,186)	2,449	17,418	682,264
PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio	2.92%	216,720	139,191	(35,387)	177,402	(21,181)	3,357	22,330	476,745
PowerShares International Dividend Achievers Portfolio — ETF	2.73%	222,255	160,562	(40,854)	128,468	(25,439)	6,985	32,720	444,992

Total Foreign Equity Funds		1,179,507	874,240	(249,154)	778,362	(154,748)	12,791	120,659	2,428,207

Real Estate Funds—3.32%
AIM Real Estate Fund	2.68%	213,093	202,320	(62,062)	139,651	(55,645)	7,385	26,570	437,357
AIM Select Real Estate Income Fund	0.64%	25,003	70,926	(10,322)	25,974	(6,105)	2,090	15,534	105,476

Total Real Estate Funds		238,096	273,246	(72,384)	165,625	(61,750)	9,475	42,104	542,833

Money Market Funds—0.38%
Liquid Assets Portfolio-Institutional Class	0.19%	9,338	895,744	(903,926)	—	—	142	30,941	1,156
Premier Portfolio-Institutional Class	0.19%	9,338	895,744	(903,926)	—	—	123	30,941	1,156

Total Money Market Funds		18,676	1,791,488	(1,807,852)	—	—	265	61,882	2,312

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $15,171,836)	100.07%	$9,176,188	$8,747,038	$(4,214,810)	$3,471,753	$(909,325)	$318,068		$16,270,844

OTHER ASSETS LESS LIABILITIES	(0.07)%								47,676

NET ASSETS	100.00%								$16,318,520

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

AIM Balanced-Risk Retirement Funds
Schedule of Investments
September 30, 2009
(Unaudited)
AIM Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers—100.46%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—52.08%
AIM Diversified Dividend Fund	6.51%	$494,259	$400,246	$(58,280)	$181,209	$(38,223)	$12,977	94,154	$979,211
AIM Structured Growth Fund	3.97%	268,141	260,995	(34,885)	127,027	(24,425)	—	72,433	596,853
AIM Structured Value Fund	4.00%	300,720	252,719	(34,885)	109,084	(26,182)	—	74,070	601,456
AIM Trimark Small Companies Fund	4.44%	284,156	237,267	(50,930)	240,871	(44,101)	—	53,253	667,263
PowerShares Dynamic Large Cap Growth Portfolio — ETF	3.70%	264,716	222,916	(27,922)	115,073	(17,844)	1,906	41,875	556,939
PowerShares Dynamic Large Cap Value Portfolio — ETF	3.77%	316,067	222,772	(27,689)	68,550	(11,851)	7,070	35,917	567,849
PowerShares Dynamic Small Cap Growth Portfolio — ETF	4.34%	351,079	269,527	(33,835)	85,044	(19,698)	1,020	54,662	652,117
PowerShares Dynamic Small Cap Value Portfolio — ETF	4.46%	350,783	268,325	(33,709)	104,762	(19,540)	3,546	55,515	670,621
PowerShares FTSE RAFI US 1000 Portfolio	10.14%	652,286	536,410	(66,914)	445,010	(40,716)	13,653	32,449	1,526,076
PowerShares FTSE RAFI US 1500 Small Mid Portfolio	6.75%	396,452	320,829	(39,821)	360,002	(21,552)	3,661	20,511	1,015,910

Total Domestic Equity Funds		3,678,659	2,992,006	(408,870)	1,836,632	(264,132)	43,833	534,839	7,834,295

Fixed-Income Funds—22.94%
AIM Core Bond Fund	11.41%	997,114	783,061	(97,941)	55,724	(21,903)	52,003	196,795	1,716,055
AIM Floating Rate Fund	0.59%	20,562	56,890	(3,189)	15,564	(932)	2,403	12,244	88,895
AIM High Yield Fund	10.03%	733,862	669,698	(216,676)	397,089	(75,520)	87,858	392,826	1,508,453
AIM International Total Return Fund	0.47%	23,732	44,685	(2,658)	6,070	(202)	619	6,164	71,627
AIM Short Term Bond Fund	0.44%	22,551	45,528	(2,658)	1,082	(364)	1,489	7,699	66,139

Total Fixed-Income Funds		1,797,821	1,599,862	(323,122)	475,529	(98,921)	144,372	615,728	3,451,169

Foreign Equity Funds—20.37%
AIM International Core Equity Fund	1.95%	128,372	120,976	(16,063)	69,366	(9,084)	—	27,799	293,567
AIM International Growth Fund	5.03%	339,979	308,727	(42,669)	184,418	(33,784)	—	31,541	756,671
PowerShares FTSE RAFI Developed Markets ex-US Portfolio — ETF	5.45%	343,825	287,246	(35,663)	253,203	(27,764)	2,882	20,956	820,847
PowerShares FTSE RAFI Developed Markets ex-US Small- Mid Portfolio	4.20%	248,265	209,398	(25,865)	217,100	(17,409)	4,349	29,578	631,489
PowerShares International Dividend Achievers Portfolio — ETF	3.74%	242,970	220,389	(27,753)	151,482	(24,375)	8,495	41,376	562,713

Total Foreign Equity Funds		1,303,411	1,146,736	(148,013)	875,569	(112,416)	15,726	151,250	3,065,287

Real Estate Funds—4.12%
AIM Global Real Estate Fund	3.47%	218,253	222,088	(29,395)	149,281	(38,276)	4,281	57,231	521,951
AIM Real Estate Fund	0.65%	18,816	62,941	(3,189)	22,794	(3,236)	1,297	5,961	98,126

Total Real Estate Funds		237,069	285,029	(32,584)	172,075	(41,512)	5,578	63,192	620,077

Money Market Funds—0.95%
Liquid Assets Portfolio-Institutional Class	0.48%	37,481	1,128,856	(1,112,624)	—	—	190	71,296	53,713
Premier Portfolio-Institutional Class	0.47%	37,481	1,128,856	(1,112,624)	—	—	160	71,296	53,713

Total Money Market Funds		74,962	2,257,712	(2,225,248)	—	—	350	142,592	107,426

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $14,351,277)	100.46%	$7,091,922	$8,281,345	$(3,137,837)	$3,359,805	$(516,981)	$209,859		$15,078,254

OTHER ASSETS LESS LIABILITIES	(0.46)%								(34,356)

NET ASSETS	100.00%								$15,043,898

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

AIM Balanced-Risk Retirement Funds
Schedule of Investments
September 30, 2009
(Unaudited)
AIM Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers—100.75%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—59.08%
AIM Diversified Dividend Fund	7.29%	$273,968	$246,188	$(45,847)	$115,189	$(31,476)	$7,346	53,655	$558,022
AIM Structured Growth Fund	4.43%	152,650	155,710	(28,751)	81,310	(21,827)	—	41,151	339,092
AIM Structured Value Fund	4.47%	167,890	154,016	(28,751)	70,665	(21,951)	—	42,102	341,869
AIM Trimark Small Companies Fund	5.14%	162,777	147,772	(34,678)	147,726	(30,468)	—	31,375	393,129
PowerShares Dynamic Large Cap Growth Portfolio — ETF	4.19%	150,554	131,192	(16,787)	66,147	(10,298)	1,089	24,121	320,808
PowerShares Dynamic Large Cap Value Portfolio — ETF	4.20%	175,414	131,129	(16,623)	38,960	(7,179)	3,975	20,348	321,701
PowerShares Dynamic Small Cap Growth Portfolio — ETF	4.99%	202,062	163,355	(20,839)	49,967	(12,416)	592	32,031	382,129
PowerShares Dynamic Small Cap Value Portfolio — ETF	5.11%	200,823	162,707	(20,785)	61,761	(13,259)	2,048	32,388	391,247
PowerShares FTSE RAFI US 1000 Portfolio	11.40%	367,194	315,068	(40,066)	254,560	(24,020)	7,736	18,557	872,736
PowerShares FTSE RAFI US 1500 Small Mid Portfolio	7.86%	229,676	197,918	(24,423)	212,503	(13,736)	2,141	12,153	601,938

Total Domestic Equity Funds		2,083,008	1,805,055	(277,550)	1,098,788	(186,630)	24,927	307,881	4,522,671

Fixed-Income Funds—12.66%
AIM Core Bond Fund	4.84%	206,209	187,626	(30,989)	14,625	(7,026)	11,178	42,482	370,445
AIM High Yield Fund	7.82%	273,861	276,597	(77,520)	153,920	(28,370)	34,198	155,856	598,488

Total Fixed-Income Funds		480,070	464,223	(108,509)	168,545	(35,396)	45,376	198,338	968,933

Foreign Equity Funds—23.40%
AIM International Core Equity Fund	2.26%	76,433	74,734	(13,834)	43,925	(7,935)	—	16,413	173,323
AIM International Growth Fund	5.91%	200,896	197,467	(36,680)	119,925	(29,015)	—	18,865	452,593
PowerShares FTSE RAFI Developed Markets ex-US Portfolio — ETF	5.98%	190,016	163,647	(20,711)	141,844	(17,330)	1,594	11,679	457,466
PowerShares FTSE RAFI Developed Markets ex-US Small— Mid Portfolio	4.97%	149,086	127,941	(16,145)	130,474	(11,325)	2,613	17,800	380,031
PowerShares International Dividend Achievers Portfolio — ETF	4.28%	140,992	130,223	(16,891)	88,125	(14,525)	4,922	24,112	327,924

Total Foreign Equity Funds		757,423	694,012	(104,261)	524,293	(80,130)	9,129	88,869	1,791,337

Real Estate Funds—4.81%
AIM Global Real Estate Fund	4.81%	141,477	174,748	(27,977)	115,132	(35,012)	2,976	40,391	368,368

Money Market Funds—0.80%
Liquid Assets Portfolio—Institutional Class	0.40%	25,689	689,708	(681,626)	—	—	113	30,646	33,771
	0.40%	25,689	689,708	(681,626)	—	—	98	30,646	33,771

Total Money Market Funds		51,378	1,379,416	(1,363,252)	—	—	211	61,292	67,542

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $6,966,821)	100.75%	$3,513,356	$4,517,454	$(1,881,549)	$1,906,758	$(337,168)	$82,619		$7,718,851

OTHER ASSETS LESS LIABILITIES	(0.75)%								(63,457)

NET ASSETS	100.00%								$7,655,394

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

AIM Balanced-Risk Retirement Funds
Schedule of Investments
September 30, 2009
(Unaudited)
AIM Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers—99.36%(a)

					Change in
					Unrealized
	% of Net	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	09/30/09	09/30/09

Domestic Equity Funds—63.42%
AIM Diversified Dividend Fund	7.68%	$180,024	$126,002	$(40,444)	$71,566	$(24,308)	$4,317	30,080	$312,840
AIM Structured Growth Fund	4.65%	98,051	78,251	(21,312)	47,233	(13,019)	—	22,961	189,204
AIM Structured Value Fund	4.68%	109,378	76,054	(21,876)	41,959	(14,919)	—	23,472	190,596
AIM Trimark Small Companies Fund	5.40%	105,208	76,054	(28,612)	91,184	(24,012)	—	17,543	219,822
PowerShares Dynamic Large Cap Growth Portfolio — ETF	4.54%	97,102	62,993	(8,596)	38,798	(5,574)	660	13,889	184,723
PowerShares Dynamic Large Cap Value Portfolio — ETF	4.61%	115,015	62,813	(8,603)	22,611	(3,902)	2,421	11,887	187,934
PowerShares Dynamic Small Cap Growth Portfolio — ETF	5.44%	131,244	78,782	(10,711)	28,796	(6,475)	361	18,578	221,636
PowerShares Dynamic Small Cap Value Portfolio — ETF	5.53%	130,203	77,514	(10,696)	35,190	(6,968)	1,230	18,646	225,243
PowerShares FTSE RAFI US 1000 Portfolio	12.34%	236,758	150,757	(20,670)	149,734	(14,110)	4,635	10,684	502,469
PowerShares FTSE RAFI US 1500 Small Mid Portfolio	8.55%	149,040	94,034	(12,921)	126,587	(8,395)	1,288	7,033	348,345

Total Domestic Equity Funds		1,352,023	883,254	(184,441)	653,658	(121,682)	14,912	174,773	2,582,812

Fixed-Income Funds—4.91%
AIM High Yield Fund	4.91%	112,184	88,666	(46,503)	61,151	(15,598)	12,574	52,057	199,900
Foreign Equity Funds—25.22%
AIM International Core Equity Fund	2.49%	50,744	39,622	(10,656)	27,635	(6,114)	—	9,586	101,231
AIM International Growth Fund	6.35%	131,318	101,524	(27,705)	70,708	(17,169)	—	10,782	258,676
PowerShares FTSE RAFI Developed Markets ex-US Portfolio — ETF	6.22%	117,318	75,795	(10,312)	79,869	(9,317)	919	6,468	253,353
PowerShares FTSE RAFI Developed Markets ex-US Small— Mid Portfolio	5.58%	97,927	63,977	(8,550)	80,473	(6,728)	1,617	10,637	227,099
PowerShares International Dividend Achievers Portfolio — ETF	4.58%	89,114	63,103	(8,592)	51,023	(8,124)	2,913	13,715	186,524

Total Foreign Equity Funds		486,421	344,021	(65,815)	309,708	(47,452)	5,449	51,188	1,026,883

Real Estate Funds—5.22%
AIM Global Real Estate Fund	5.22%	91,422	95,731	(21,312)	71,397	(24,836)	1,758	23,289	212,402
Money Market Funds—0.59%
Liquid Assets Portfolio-Institutional Class	0.29%	19,052	372,760	(388,406)	—	—	65	12,085	3,406
Premier Portfolio—Institutional Class	0.30%	19,052	372,760	(388,406)	—	—	56	12,085	3,406

Total Money Market Funds		38,104	745,520	(776,812)	—	—	121	24,170	6,812

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $3,819,829)	99.36%	$2,080,154	$2,157,192	$(1,094,883)	$1,095,914	$(209,568)	$34,814		$4,028,809

OTHER ASSETS LESS LIABILITIES	0.64%								43,540

NET ASSETS	100.00%								$4,072,349

Investment Abbreviations:

ETF — Exchange-Traded Fund

Notes to Schedule of Investments:

(a) Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

AIM Balanced-Risk Retirement Funds
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
Each Fund is a “fund of funds”, in that it invests in mutual funds and exchange-traded funds (“underlying funds”) advised by Invesco Aim Advisors, Inc. (“Invesco Aim”) and Invesco PowerShares Capital Management LLC (“ Invesco PowerShares Capital”), respectively. Invesco Aim and Invesco PowerShares Capital are affiliates of each other as they are indirect wholly owned subsidiaries of Invesco Ltd.
A.	Security Valuations — Investments in shares of funds that are not traded on an exchange are valued at the closing net asset value per share of such fund. Investments in shares of funds that are traded on an exchange are valued in accordance with valuation policy of such fund. These policies are set forth below.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to

AIM Balanced-Risk Retirement Funds
A.	Security Valuations — (continued)
sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

AIM Balanced-Risk Retirement Funds
NOTE 2 — Additional Valuation Information — (continued)
     The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Fund Name		Level 1	Level 2	Level 3	Total
AIM Balanced-Risk Retirement Now Fund	Equity Securities	$2,218,397	$—	$—	$2,218,397
AIM Balanced-Risk Retirement 2010 Fund	Equity Securities	7,279,270	—	—	7,279,270
AIM Balanced-Risk Retirement 2020 Fund	Equity Securities	16,270,844	—	—	16,270,844
AIM Balanced-Risk Retirement 2030 Fund	Equity Securities	15,078,254	—	—	15,078,254
AIM Balanced-Risk Retirement 2040 Fund	Equity Securities	7,718,851	—	—	7,718,851
AIM Balanced-Risk Retirement 2050 Fund	Equity Securities	4,028,809	—	—	4,028,809
NOTE 3 — Investment Securities
The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

At September 30, 2009
	For the nine months ended					Net Unrealized
	September 30, 2009*		Federal Tax	Unrealized	Unrealized	Appreciation
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	(Depreciation)
AIM Balanced-Risk Retirement Now Fund	$801,693	$456,935	$2,316,823	$—	$(98,426)	$(98,426)
AIM Balanced-Risk Retirement 2010 Fund	3,414,347	1,353,546	7,226,009	116,812	(63,551)	53,261
AIM Balanced-Risk Retirement 2020 Fund	6,955,550	2,406,958	15,482,041	924,151	(135,348)	788,803
AIM Balanced-Risk Retirement 2030 Fund	6,023,633	912,589	14,537,239	724,371	(183,356)	541,015
AIM Balanced-Risk Retirement 2040 Fund	3,138,038	518,297	7,092,417	652,731	(26,297)	626,434
AIM Balanced-Risk Retirement 2050 Fund	1,411,672	318,071	3,887,704	195,285	(54,180)	141,105

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
NOTE 4 — Subsequent Event
The shareholders of the AIM Independence Funds approved on October 29, 2009, changing the funds’ sub-classification from diversified to non-diversified and approved the elimination of a related fundamental investment restriction.
     Effective November 4, 2009, the AIM Independence Funds were renamed AIM Balanced-Risk Retirement Funds. The underlying investments changed from a mix of AIM mutual funds and Invesco PowerShares exchange-traded funds to a combination of the AIM Balanced-Risk Allocation Fund and cash or 100% AIM Balanced-Risk Allocation Fund.

AIM International Allocation Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	INTAL-QTR-1 09/09	Invesco Aim Advisors, Inc.

AIM International Allocation Fund
Schedule of Investments
September 30, 2009
(Unaudited)
AIM International Allocation Fund
Schedule of Investments in Affiliated Issuers—100.12%(a)

					Change in
	% of Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/08	at Cost	from Sales	Appreciation	Gain (Loss)	Income	09/30/09	09/30/09

Foreign Equity Funds—100.09%
AIM Developing Markets Fund	5.16%	$7,609,303	$448,636	$(1,731,584)	$5,258,763	$(615,706)	$—	427,824	$10,969,412
AIM International Core Equity Fund	34.77%	66,750,808	3,418,867	(11,294,047)	24,474,286	(9,376,676)	—	7,005,042	73,973,238
AIM International Growth Fund	22.23%	42,655,696	2,018,859	(7,616,563)	14,271,221	(4,034,238)	—	1,971,445	47,294,975
AIM International Small Company Fund	10.32%	14,121,100	2,692,466	(2,356,932)	10,908,475	(3,401,477)	—	1,525,252	21,963,632
PowerShares International Dividend Achievers Portfolio — ETF	27.61%	46,258,935	5,798,337	(5,190,504)	16,469,556	(4,607,974)	996,742	4,318,261	58,728,350

Total Foreign Equity Funds		177,395,842	14,377,165	(28,189,630)	71,382,301	(22,036,071)	996,742		212,929,607

Money Market Funds—0.03%
Liquid Assets Portfolio	0.01%	290,128	5,247,797	(5,504,929)	—	—	528	32,996	32,996
Premier Portfolio	0.02%	290,128	5,247,797	(5,504,929)	—	—	622	32,996	32,996

Total Money Market Funds		580,256	10,495,594	(11,009,858)	—	—	1,150		65,992

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $275,955,811)	100.12%	$177,976,098	$24,872,759	$(39,199,488)	$71,382,301	$(22,036,071)	$997,892		$212,995,599

OTHER ASSETS LESS LIABILITIES	(0.12)%								(263,187)

NET ASSETS	100.00%								$212,732,412

Investment Abbreviations:
ETF — Exchange-Traded Fund
Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment advisor or an investment advisor under common control with the Fund’s investment advisor. The Fund invests in Institutional Class shares of the mutual funds listed.
See accompanying notes which are an integral part of this schedule.

AIM International Allocation Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Aim Advisors, Inc.
A.	Security Valuations — Investments in underlying funds are valued at the end of the day net asset value per share.
     Securities in the underlying funds, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board

AIM International Allocation Fund
A.	Security Valuations — (continued)

of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total

Equity Securities	$212,995,599	$—	$—	$212,995,599

AIM International Allocation Fund
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $14,377,165 and $28,189,630, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—
Aggregate unrealized (depreciation) of investment securities	(69,970,925)

Net unrealized appreciation (depreciation) of investment securities	$(69,970,925)

Cost of investments for tax purposes is $282,966,524.

AIM Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings September 30, 2009

invescoaim.com	MCCE-QTR-1 09/09	Invesco Aim Advisors, Inc.

AIM Mid Cap Core Equity Fund
Schedule of Investments(a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—78.19%
Aerospace & Defense—3.40%
Goodrich Corp.	354,402	$19,258,205
ITT Corp.	339,926	17,727,141
Precision Castparts Corp.	320,351	32,634,156

		69,619,502

Application Software—0.83%
Adobe Systems Inc. (b)	515,500	17,032,120

Asset Management & Custody Banks—1.36%
Legg Mason, Inc.	900,550	27,944,066

Auto Parts & Equipment—0.19%
WABCO Holdings Inc.	185,267	3,890,607

Communications Equipment—3.60%
Juniper Networks, Inc. (b)	652,534	17,631,469
Motorola, Inc.	3,266,980	28,063,358
Polycom, Inc. (b)	1,045,050	27,955,087

		73,649,914

Computer Storage & Peripherals—1.00%
NetApp, Inc. (b)	768,365	20,499,978

Data Processing & Outsourced Services—0.69%
Western Union Co. (The)	751,418	14,216,829

Distributors—0.93%
Genuine Parts Co.	502,083	19,109,279

Electrical Components & Equipment—0.78%
Thomas & Betts Corp. (b)	529,000	15,912,320

Electronic Equipment & Instruments—1.40%
Agilent Technologies, Inc. (b)	1,027,053	28,582,885

Electronic Manufacturing Services—0.89%
Molex Inc.	877,377	18,319,632

Environmental & Facilities Services—1.52%
Republic Services, Inc.	1,172,454	31,152,103

Food Retail—1.86%
Safeway Inc.	1,932,313	38,105,212

Gas Utilities—0.89%
UGI Corp.	726,728	18,211,804

	Shares	Value
Health Care Equipment—5.83%
Boston Scientific Corp. (b)	1,248,333	$13,219,846
Hospira, Inc. (b)	576,581	25,715,513
Teleflex Inc.	315,800	15,256,298
Varian Medical Systems, Inc. (b)	710,247	29,922,706
Zimmer Holdings, Inc. (b)	657,436	35,139,954

		119,254,317

Health Care Facilities—0.88%
Rhoen-Klinikum AG (Germany)	710,567	18,082,512

Health Care Services—2.32%
DaVita, Inc. (b)	310,973	17,613,511
Laboratory Corp. of America Holdings (b)	193,626	12,721,228
Quest Diagnostics Inc.	327,586	17,096,713

		47,431,452

Health Care Supplies—1.20%
Cooper Cos., Inc. (The)	740,416	22,012,568
Immucor, Inc. (b)	140,888	2,493,717

		24,506,285

Hotels, Resorts & Cruise Lines—0.00%
Marriott International, Inc. -Class A	1	28

Household Products—1.04%
Energizer Holdings, Inc. (b)	319,834	21,217,788

Industrial Conglomerates—2.09%
Tyco International Ltd.	1,241,436	42,804,713

Industrial Gases—0.97%
Air Products and Chemicals, Inc.	256,823	19,924,328

Industrial Machinery—4.21%
Atlas Copco A.B. -Class A (Sweden)	1,785,940	23,068,927
Danaher Corp.	319,237	21,491,035
Pall Corp.	639,018	20,627,501
Parker Hannifin Corp.	403,618	20,923,557

		86,111,020

Insurance Brokers—0.70%
Marsh & McLennan Cos., Inc.	579,413	14,328,883

IT Consulting & Other Services—1.56%
Amdocs Ltd. (b)	1,185,389	31,863,256

Leisure Products—0.93%
Hasbro, Inc.	689,733	19,140,091

See accompanying notes which are an integral part of this schedule.

AIM Mid Cap Core Equity Fund

	Shares	Value

Life Sciences Tools & Services—4.53%
Pharmaceutical Product Development, Inc.	1,162,929	$25,514,662
Techne Corp.	248,030	15,514,277
Thermo Fisher Scientific, Inc. (b)	684,540	29,893,862
Waters Corp. (b)	388,757	21,715,966

		92,638,767

Managed Health Care—0.14%
Health Net Inc. (b)	181,705	2,798,257

Multi-Sector Holdings—0.24%
PICO Holdings, Inc. (b)	147,829	4,930,097

Office Electronics—1.12%
Xerox Corp.	2,964,826	22,947,753

Office Services & Supplies—1.07%
Pitney Bowes Inc.	878,959	21,842,131

Oil & Gas Drilling—0.78%
Helmerich & Payne, Inc.	405,319	16,022,260

Oil & Gas Equipment & Services—2.14%
BJ Services Co.	1,556,606	30,244,855
Dresser-Rand Group, Inc. (b)	435,243	13,523,000

		43,767,855

Oil & Gas Exploration & Production—3.55%
Chesapeake Energy Corp.	368,012	10,451,541
Newfield Exploration Co. (b)	707,643	30,117,286
Penn West Energy Trust (Canada)	593,068	9,394,197
Pioneer Natural Resources Co.	253,300	9,192,257
Southwestern Energy Co. (b)	317,906	13,568,228

		72,723,509

Oil & Gas Storage & Transportation—1.21%
Williams Cos., Inc. (The)	1,389,903	24,837,567

Packaged Foods & Meats—2.64%
Cadbury PLC (United Kingdom)	2,357,957	30,263,979
Del Monte Foods Co.	607,822	7,038,579
Sara Lee Corp.	1,497,492	16,682,061

		53,984,619

Personal Products—0.87%
Avon Products, Inc.	523,662	17,783,562

Pharmaceuticals—1.76%
Allergan, Inc.	484,406	27,494,884
Teva Pharmaceutical Industries Ltd. -ADR (Israel)	169,569	8,573,409

		36,068,293

	Shares	Value
Property & Casualty Insurance—2.51%
Axis Capital Holdings Ltd.	657,550	$19,844,859
Progressive Corp. (The) (b)	1,897,352	31,458,096

		51,302,955

Research & Consulting Services—0.78%
Dun & Bradstreet Corp. (The)	212,642	16,016,195

Semiconductors—3.08%
Linear Technology Corp. (c)	1,063,551	29,385,914
Microchip Technology Inc. (c)	414,595	10,986,767
Xilinx, Inc.	968,135	22,673,722

		63,046,403

Specialized Consumer Services—1.00%
H&R Block, Inc.	1,114,202	20,479,033

Specialized Finance—1.24%
Moody’s Corp.	1,243,941	25,451,033

Specialty Chemicals—3.39%
International Flavors & Fragrances Inc.	775,881	29,429,167
Sigma-Aldrich Corp.	739,134	39,898,453

		69,327,620

Systems Software—2.20%
Symantec Corp. (b)	2,731,960	44,995,381

Thrifts & Mortgage Finance—2.14%
People’s United Financial Inc.	2,818,135	43,850,181

Wireless Telecommunication Services—0.73%
MetroPCS Communications, Inc. (b)(c)	1,599,094	14,967,520

Total Common Stocks & Other Equity Interests (Cost $1,452,594,894)		1,600,691,915

Preferred Stocks—2.07%
Household Products—2.07%
Henkel AG & Co. KGaA (Germany) -Pfd. (Cost $38,526,632)	982,367	42,376,394

See accompanying notes which are an integral part of this schedule.

AIM Mid Cap Core Equity Fund

	Shares	Value

Money Market Funds—19.36%
Liquid Assets Portfolio-Institutional Class (d)	198,202,921	$198,202,921
Premier Portfolio-Institutional Class (d)	198,202,921	198,202,921
Total Money Market Funds (Cost $396,405,842)		396,405,842

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.62% (Cost $1,887,527,368)		2,039,474,151

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—0.04%
Liquid Assets Portfolio -Institutional Class (Cost $877,575)(d)(e)	877,575	877,575

TOTAL INVESTMENTS—99.66% (Cost $1,888,404,943)		2,040,351,726

OTHER ASSETS LESS LIABILITIES—0.34%		6,894,205

NET ASSETS—100.00%		$2,047,245,931

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Mid Cap Core Equity Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

AIM Mid Cap Core Equity Fund
A.	Security Valuations — (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes

AIM Mid Cap Core Equity Fund
E.	Foreign Currency Translations — (continued)

recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,022,269,214	$18,082,512	$—	$2,040,351,726
Other Investments*	—	370,162	—	370,162

Total Investments	$2,022,269,214	$18,452,674	$—	$2,040,721,888

*	Other Investments includes foreign currency contracts, which are included at unrealized appreciation (depreciation).

AIM Mid Cap Core Equity Fund
NOTE 3 — Derivative Investments
Foreign Currency Contracts at period-End
Open Foreign Currency Contracts

Settlement	Contract to					Unrealized
Date	Deliver		Receive		Value	Appreciation
12/04/09	GBP	9,444,000	USD	15,461,841	$15,091,679	$370,162

Closed Foreign Currency Contracts

Closed	Contract to					Realized
Date	Deliver		Receive		Value	Gain (Loss)
09/14/09	USD	3,721,267	GBP	2,240,000	$3,633,325	$(87,942)
09/21/09	USD	2,021,038	GBP	1,250,000	2,027,525	6,487
09/28/09	USD	4,253,589	GBP	2,680,000	4,347,014	93,425

						$11,970

Total foreign currency contracts						$382,132

Currency Abbreviations:
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $463,164,713 and $288,183,077 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$241,568,916
Aggregate unrealized (depreciation) of investment securities	(96,113,490)

Net unrealized appreciation of investment securities	$145,455,426

Cost of investments for tax purposes is $1,894,896,300.
NOTE 5 — Significant Event
The Board of Trustees of AIM Growth Series (the “Trust”) unanimously approved, on April 29, 2009 an Agreement and Plan of Reorganization (the “Reorganization”) pursuant to which AIM Mid Cap Core Equity Fund (the “Fund”) would acquire all of the assets of Mid-Cap Growth Fund (“Selling Fund”), a portfolio of Atlantic Whitehall Funds Trust.
          The Agreement was approved by the Selling Fund’s shareholders and the Reorganization became effective on September 25, 2009. Upon closing of the Reorganization, shareholders of the Selling Fund received a corresponding class of shares of the Buying Fund in exchange for their shares of the Selling Fund.

AIM Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2009

invescoaim.com	SCG-QTR-1 09/09	Invesco Aim Advisors, Inc.

AIM Small Cap Growth Fund
Schedule of Investments (a)
September 30, 2009
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.44%
Advertising—0.72%
National CineMedia, Inc.	503,318	$8,541,306

Aerospace & Defense—2.13%
Hexcel Corp. (b)	540,033	6,177,977
TransDigm Group, Inc. (b)	385,332	19,193,387

		25,371,364

Air Freight & Logistics—1.49%
Forward Air Corp.	368,328	8,526,793
Hub Group, Inc. -Class A (b)	406,609	9,291,016

		17,817,809

Apparel Retail—0.65%
Hot Topic, Inc. (b)	1,042,370	7,807,351

Apparel, Accessories & Luxury Goods—0.79%
Warnaco Group, Inc. (The) (b)	213,558	9,366,654

Application Software—5.90%
Aspen Technology, Inc. (b)	839,660	8,564,532
Blackboard Inc. (b)	239,240	9,038,487
Informatica Corp. (b)	695,520	15,704,842
Lawson Software, Inc. (b)	1,406,513	8,776,641
Manhattan Associates, Inc. (b)	389,849	7,874,950
NICE Systems Ltd. -ADR (Israel)(b)	383,117	11,662,081
Pegasystems Inc.	2,909	100,448
Quest Software, Inc. (b)	510,135	8,595,775

		70,317,756

Asset Management & Custody Banks—1.66%
Affiliated Managers Group, Inc. (b)(c)	159,299	10,356,028
Federated Investors, Inc. -Class B	358,203	9,445,813

		19,801,841

Auto Parts & Equipment—0.64%
TRW Automotive Holdings Gorp. (b)	456,119	7,639,993

Automotive Retail—0.67%
Group 1 Automotive, Inc.	296,449	7,959,656

Biotechnology—5.20%
Acorda Therapeutics Inc. (b)	343,855	8,004,944
AMAG Pharmaceuticals, Inc. (b)(c)	205,829	8,990,611
BioMarin Pharmaceutical Inc. (b)	506,163	9,151,427
Isis Pharmaceuticals, Inc. (b)	295,877	4,310,928
Martek Biosciences Corp. (b)	317,324	7,168,349
Myriad Genetics, Inc. (b)	211,679	5,800,004
OSI Pharmaceuticals, Inc. (b)	173,426	6,121,938

	Shares	Value

Biotechnology—(continued)
United Therapeutics Corp. (b)	253,816	$12,434,446

		61,982,647

Casinos & Gaming—1.57%
Penn National Gaming, Inc. (b)	260,861	7,215,415
WMS Industries Inc. (b)	256,818	11,443,810

		18,659,225

Commodity Chemicals—0.60%
Calgon Carbon Corp. (b)	478,424	7,095,028

Communications Equipment—4.05%
F5 Networks, Inc. (b)	242,882	9,625,414
Harmonic Inc. (b)	1,284,748	8,582,117
Polycom, Inc. (b)	523,393	14,000,763
Starent Networks Corp. (b)	631,192	16,044,900

		48,253,194

Construction & Engineering—1.28%
Pike Electric Corp. (b)	796,906	9,546,934
Quanta Services, Inc. (b)	256,722	5,681,258

		15,228,192

Construction, Farm Machinery & Heavy Trucks—2.08%
Bucyrus International, Inc.	227,923	8,118,617
Lindsay Corp. (c)	158,129	6,227,120
Wabtec Corp.	278,838	10,464,790

		24,810,527

Data Processing & Outsourced Services—3.78%
Alliance Data Systems Corp. (b)	148,946	9,097,622
Global Payments Inc.	220,493	10,297,023
NeuStar, Inc. -Class A (b)	440,640	9,958,464
Syntel, Inc.	329,134	15,709,566

		45,062,675

Electric Utilities—0.88%
ITC Holdings Corp.	231,457	10,519,721

Electrical Components & Equipment—2.00%
General Cable Corp. (b)	309,928	12,133,681
Regal-Beloit Corp.	254,938	11,653,216

		23,786,897

Electronic Equipment & Instruments—1.33%
Cogent Inc. (b)	945,538	9,549,934
Coherent, Inc. (b)	270,258	6,302,416

		15,852,350

See accompanying notes which are an integral part of this schedule.

AIM Small Cap Growth Fund

	Shares	Value

Environmental & Facilities Services—1.92%
EnergySolutions Inc.	556,836	$5,134,028
Fuel Tech, Inc. (b)(c)	553,875	6,203,400
Tetra Tech, Inc. (b)	435,251	11,547,209

		22,884,637

General Merchandise Stores—0.77%
Big Lots, Inc. (b)	364,512	9,120,090

Health Care Distributors—0.68%
PSS World Medical, Inc. (b)	372,849	8,139,294

Health Care Equipment—3.04%
American Medical Systems Holdings, Inc. (b)	552,661	9,351,024
Gen-Probe Inc. (b)	173,716	7,198,791
Insulet Corp. (b)(c)	453,173	5,089,133
NuVasive, Inc. (b)(c)	183,881	7,678,871
Zoll Medical Corp. (b)	323,808	6,968,348

		36,286,167

Health Care Facilities—0.90%
VCA Antech, Inc. (b)	400,991	10,782,648

Health Care Services—2.72%
Chemed Corp.	260,845	11,448,487
inVentiv Health Inc. (b)	535,040	8,951,219
MEDNAX, Inc. (b)	218,964	12,025,503

		32,425,209

Health Care Supplies—0.82%
Meridian Bioscience, Inc.	391,099	9,781,386

Health Care Technology—2.42%
Eclipsys Corp. (b)	589,561	11,378,527
Quality Systems, Inc. (c)	283,216	17,437,609

		28,816,136

Homefurnishing Retail—0.79%
Williams-Sonoma, Inc.	466,261	9,432,460

Hotels, Resorts & Cruise Lines—0.74%
Choice Hotels International, Inc.	283,364	8,801,286

Household Products—0.98%
Church & Dwight Co., Inc.	206,318	11,706,483

Insurance Brokers—0.55%
Brown & Brown, Inc.	342,091	6,554,464

Internet Retail—0.76%
Netflix Inc. (b)(c)	196,375	9,066,634

Internet Software & Services—2.95%
Knot, Inc. (The) (b)	173,488	1,894,489
Omniture, Inc. (b)	654,139	14,024,740
Open Text Corp. (Canada)(b)	232,155	8,666,346
VistaPrint N.V. (Netherlands)(b)(c)	207,875	10,549,656

		35,135,231

	Shares	Value

Investment Banking & Brokerage—2.40%
Greenhill & Co., Inc. (c)	144,768	$12,968,317
optionsXpress Holdings Inc.	410,693	7,096,775
Stifel Financial Corp. (b)	155,681	8,546,887

		28,611,979

IT Consulting & Other Services—0.79%
SRA International, Inc. -Class A (b)	435,169	9,395,299

Leisure Products—0.21%
Pool Corp.	111,583	2,479,374

Life Sciences Tools & Services—1.99%
Techne Corp.	128,695	8,049,872
Varian Inc. (b)	306,007	15,624,718

		23,674,590

Metal & Glass Containers—1.16%
Greif Inc. -Class A	250,856	13,809,623

Movies & Entertainment—0.75%
Marvel Entertainment, Inc. (b)	180,961	8,979,285

Office REIT’s—0.65%
BioMed Realty Trust, Inc.	558,016	7,700,621

Oil & Gas Drilling—0.77%
Patterson-UTI Energy, Inc.	607,832	9,178,263

Oil & Gas Equipment & Services—2.30%
Dril-Quip, Inc. (b)	310,167	15,396,690
FMC Technologies, Inc. (b)	230,004	12,015,409

		27,412,099

Oil & Gas Exploration & Production—4.53%
Arena Resources, Inc. (b)	264,472	9,388,756
Bill Barrett Corp. (b)	273,338	8,962,753
Carrizo Oil & Gas, Inc. (b)	405,996	9,942,842
Goodrich Petroleum Corp. (b)(c)	339,221	8,755,294
SandRidge Energy, Inc. (b)	690,853	8,953,455
Whiting Petroleum Corp. (b)	138,746	7,988,995

		53,992,095

Packaged Foods & Meats—0.63%
Ralcorp Holdings, Inc. (b)	127,608	7,461,240

Pharmaceuticals—0.78%
Perrigo Co.	272,783	9,271,894

Property & Casualty Insurance—0.89%
ProAssurance Corp. (b)	203,607	10,626,249

Regional Banks—2.14%
City National Corp. (c)	161,390	6,282,913
Cullen/Frost Bankers, Inc.	134,009	6,920,225
SVB Financial Group (b)	285,116	12,336,969

		25,540,107

Research & Consulting Services—1.17%
CoStar Group Inc. (b)(c)	339,723	14,003,382

See accompanying notes which are an integral part of this schedule.

AIM Small Cap Growth Fund

	Shares	Value

Restaurants—3.89%
Brinker International, Inc.	563,318	$8,860,992
Buffalo Wild Wings Inc. (b)(c)	183,170	7,621,704
Darden Restaurants, Inc.	240,581	8,211,029
Jack in the Box Inc. (b)	510,041	10,450,740
P.F. Chang’s China Bistro, Inc. (b)(c)	329,506	11,193,319

		46,337,784

Security & Alarm Services—0.98%
Corrections Corp. of America (b)	516,248	11,693,017

Semiconductor Equipment—3.45%
Advanced Energy Industries, Inc. (b)	728,550	10,374,552
Cabot Microelectronics Corp. (b)	266,724	9,297,999
Cymer, Inc. (b)	176,766	6,869,127
Varian Semiconductor Equipment Associates, Inc. (b)	443,447	14,562,799

		41,104,477

Semiconductors—4.91%
Hittite Microwave Corp. (b)	280,935	10,332,789
Microsemi Corp. (b)	582,496	9,197,612
Monolithic Power Systems Inc. (b)	376,203	8,821,960
ON Semiconductor Corp. (b)	1,172,632	9,674,214
Power Integrations, Inc.	257,359	8,577,776
Silicon Laboratories Inc. (b)	256,194	11,877,154

		58,481,505

Specialty Stores—0.67%
Tractor Supply Co. (b)	165,603	8,018,497

Steel—0.45%
Carpenter Technology Corp.	229,779	5,374,531

Systems Software—2.57%
MICROS Systems, Inc. (b)	303,719	9,169,277
Sybase, Inc. (b)	331,007	12,876,172
Websense, Inc. (b)	513,075	8,619,660

		30,665,109

Technology Distributors—1.28%
Tech Data Corp. (b)	367,097	15,274,906

Trading Companies & Distributors—0.66%
Watsco, Inc.	145,521	7,845,037

Trucking—1.04%
Knight Transportation, Inc.	740,669	12,428,426

Wireless Telecommunication Services—0.92%
SBA Communications Corp. -Class A (b)	406,897	10,998,426

Total Common Stocks & Other Equity Interests (Cost $1,060,841,205)		1,185,164,126

	Shares	Value

Money Market Funds—1.84%
Liquid Assets Portfolio-Institutional Class (d)	10,967,053	$10,967,053
Premier Portfolio-Institutional Class (d)	10,967,053	10,967,053

Total Money Market Funds (Cost $21,934,106)		21,934,106

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—101.28% (Cost $1,082,775,311)		1,207,098,232

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—4.84%
Liquid Assets Portfolio -Institutional Class (Cost $57,662,861)(d)(e)	57,662,861	57,662,861

TOTAL INVESTMENTS—106.12% (Cost $1,140,438,172)		1,264,761,093

OTHER ASSETS LESS LIABILITIES—(6.12)%		(72,901,055)

NET ASSETS—100.00%		$1,191,860,038

Investment Abbreviations:
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at September 30, 2009.

(d)	The money market fund and the Fund are affiliated by having the same investment advisor.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.

AIM Small Cap Growth Fund
Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2009
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities and Corporate Loans. The mean between the last bid and asked prices may be used to value debt obligations other than Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

AIM Small Cap Growth Fund
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

AIM Small Cap Growth Fund
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,264,761,093	$—	$—	$1,264,761,093

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended September 30, 2009 was $239,273,670 and $282,643,701, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$242,195,874
Aggregate unrealized (depreciation) of investment securities	(118,581,438)

Net unrealized appreciation of investment securities	$123,614,436

Cost of investments for tax purposes is $1,141,146,657.

Item 2. Controls and Procedures.
(a)	As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
     Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 24, 2009
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: November 24, 2009

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: November 24, 2009

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.